Digital Assets	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
DIGITAL ASSETS

4. DIGITAL ASSETS

The Company accounts for its digital assets, which are comprised solely of bitcoin, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other and ASU 2023-08. The Company’s digital assets are initially recorded at cost and subsequently measured at fair value as of each reporting period. The Company determines the fair value of its bitcoin in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the OK exchange, the active exchange that the Company has determined is its principal market for bitcoin (Level 1 inputs). Changes in fair value are recognized as incurred in the Company’s Consolidated Statements of Operations, within “Unrealized loss on digital assets”, within operating expenses in the Company’s Consolidated Statement of Operations.

The following table presents a reconciliation of the opening and closing balances of the Company’s digital assets, including purchases and unrealized gains or losses:

	Digital Assets Carrying Value	Approximate Number of Bitcoins Held
	RMB

Balance at December 31, 2024	-	-
Digital assets increase	804,579,371	1,236
Digital assets decrease	(35,705,995)	(55)
Unrealized gain on digital assets(i)	(38,723,236)	-
Balance at December 31, 2025	730,150,140	1,181
Digital assets increase	968,892,722	2,341
Digital assets decrease(ii)	(368,006,398)	(623)
Unrealized loss on digital assets	(232,541,989)	-
Balance at June 30, 2026	1,098,494,475	2,899

(i)	Unrealized gain on digital assets is included in Unrealized gain/(loss) on digital assets on the Unaudited Consolidated Statements of Operations.

(ii)	The decrease in digital assets includes 601 bitcoins applied in settlement of RMB 345.4 million (US$50.7 million) secured borrowings.

The following table summarizes the Company’s digital assets holdings as of the dates indicated:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Digital assets cost basis	768,873,376	1,331,036,464
Digital assets fair value	730,150,140	1,098,494,475
Unrealized loss on digital assets	38,723,236	232,541,989

The vast majority of the Company’s assets are concentrated in its bitcoin holdings. Bitcoin is a digital asset, which is a novel asset class that is subject to significant legal, commercial, regulatory and technical uncertainty. Holding bitcoin does not generate any cash flows and involves custodial fees and other costs. Additionally, the price of bitcoin has historically experienced significant price volatility, and a significant decrease in the price of bitcoin would adversely affect the Company’s financial condition and results of operations. The Company’s strategy of acquiring and holding bitcoin also exposes it to counterparty risks with respect to the custody of its bitcoin, cybersecurity risks, and other risks inherent to holding a digital asset. In particular, the Company is subject to the risk that, if its private keys with respect to its digital assets are lost or destroyed or other similar circumstances or events occur, the Company may lose some or all of its digital assets, which could materially adversely affect the Company’s financial condition and results of operations.